TOTAL OPERATING COSTS - Auditor Remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Audit of parent company and consolidated financial statements	€ 2,737	€ 2,401	€ 2,383
Audit of the Company’s subsidiaries	3,430	3,719	4,167
Total audit	6,167	6,120	6,550
Audit related assurance services	1,106	976	1,187
Other assurance services	236	101	115
Total audit and audit-related assurance services	7,509	7,197	7,852
All other services	123	1,180	90
Total non-audit or non-audit-related assurance services	123	1,180	90
Total audit and all other fees	€ 7,632	€ 8,377	€ 7,942